Share-Based Compensation - Summary of Company's Share Options (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options, Beginning balance	216,916,329	146,226,800
Number of Options, Granted	82,665,350	83,521,862
Number of Options, Exercised	(15,142,550)
Number of Options, Forfeited	(37,430,787)	(12,832,333)
Number of Options, Ending balance	247,008,342	216,916,329	146,226,800
Number of Options, Exercisable ending balance	113,445,534
Weighted Average Exercise Price, Beginning balance	¥ 0.22	¥ 0.38
Weighted Average Exercise Price, Granted	0.51	0.31
Weighted Average Exercise Price, Exercised	0.41
Weighted Average Exercise Price, Forfeited	0.29	0.46
Weighted Average Exercise Price, Ending balance	0.29	¥ 0.22	¥ 0.38
Weighted Average Exercise Price, Exercisable ending balance	¥ 0.20
Weighted Average remaining contractual life	7 years 11 months 8 days	8 years 6 months 3 days	8 years 10 months 28 days
Weighted Average remaining contractual life, Exercisable ending balance	6 years 11 months 23 days
Weighted Average Grant- date Fair Value , beginning balance	¥ 1.10	¥ 0.63
Weighted Average Grant- date Fair Value , granted	4.93	1.86
Weighted Average Grant- date Fair Value , exercised	1.42
Weighted Average Grant- date Fair Value , forfeited	2.41	0.63
Weighted Average Grant- date Fair Value, ending balance	2.10	¥ 1.10	¥ 0.63
Weighted Average Grant- date Fair Value, Exercisable ending balance	¥ 0.85
Aggregate Intrinsic Value	¥ 543,248	¥ 255,873	¥ 85,927
Aggregate Intrinsic Value, Exercisable ending balance	¥ 104,682